Employee Stock and Incentive Plan (Summary Of Nonvested PSU Transactions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of Share Units	43,500	19,015	79,133
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested share units at beginning of period, Number of Share Units	414,168
Granted, Number of Share Units	166,641
Performance criteria adjustment, Number of Share Units	(15,165)
Forfeited, Number of Share Units	(19,552)
Vested, Number of Share Units	(18,000)
Share unit awards issued, Number of Share Units
Nonvested share units at end of period, Number of Share Units	528,092
Nonvested share units at beginning of period, Weighted Average Fair Value	$ 18.82
Granted, Weighted Average Fair Value	$ 26.88
Performance criteria adjustment, Weighted Average Fair Value	$ 18.21
Forfeited, Weighted Average Fair Value	$ 21.74
Vested, Weighted Average Fair Value	$ 19.51
Share unit awards issued, Weighted Average Fair Value
Nonvested share units at end of period, Weighted Average Fair Value	$ 21.25